Employee benefit plans - Projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with ABO and PBO in excess of plan assets (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2021	Mar. 31, 2020
Plans with ABO in excess of plan assets:
PBO	¥ 61,063	¥ 77,779
ABO	61,063	77,779
Fair value of plan assets
Plans with PBO in excess of plan assets:
PBO	61,063	77,779
ABO	61,063	77,779
Fair value of plan assets